Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

(3) FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation methodologies used to measure fair value, as follows:

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Level 1 refers to securities valued using unadjusted quoted prices from active markets for identical assets;

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Level 2 refers to securities not traded on an active market but for which observable market inputs are readily available; and

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Level 3 refers to securities valued based on significant unobservable inputs.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Additional information about plan assets, including methods and assumptions used to estimate the fair value of these assets, is as follows:

Mutual funds are categorized as Level 1 and are valued at the closing price reported on the active market on which the individual securities are traded.

Common stock is valued at the closing price reported on the active market on which the securities are traded. Common stock is categorized as Level 1. See Note 7 for further discussion of Black Hills Corporation common stock.

Self-directed brokerage accounts consist of common stocks, mutual fund, and short-term investments that are valued on the basis of readily determinable market prices and are categorized as Level 1. These accounts also consist of bonds, which are valued by evaluated pricing from observable market prices, and are categorized as Level 2.

Common collective trust funds are funds based upon the redemption price of units held by the Plan, which is based on the current NAV of the common collective trust fund’s underlying assets. The NAV, as provided by the custodian, is used as a practical expedient to estimate fair value. Unit values are determined by the financial institution sponsoring such funds by dividing the net assets by its units outstanding at the valuation dates.

Except for the Invesco Stable Value Fund, there are no unfunded commitments, redemption restrictions, or redemption notification requirements. For the Invesco Stable Value Fund, there are no unfunded commitments. There is a 12 month redemption notification period for a plan level withdrawal. There are no participant level redemption restrictions or redemption notice period.

The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Investments Measured at Fair Value	Net Asset Value	Total Investments

Mutual funds	$296,914,418	$-	$-	$296,914,418	$-	$296,914,418
Black Hills Corporation common stock	17,572,606	-	-	17,572,606	-	17,572,606
Self-directed brokerage accounts - PCRA	25,570,340	13,897,377	-	39,467,717	-	39,467,717
Common collective trust funds	-	-	-	-	557,833,812	557,833,812
Total investments	$340,057,364	$13,897,377	$-	$353,954,741	$557,833,812	$911,788,553

	December 31, 2024
	Level 1	Level 2	Level 3	Total Investments Measured at Fair Value	Net Asset Value	Total Investments

Mutual funds	$265,983,973	$-	$-	$265,983,973	$-	$265,983,973
Black Hills Corporation common stock	14,676,035	-	-	14,676,035	-	14,676,035
Self-directed brokerage accounts - PCRA	24,851,108	11,480,762	-	36,331,870	-	36,331,870
Common collective trust funds	-	-	-	-	472,451,352	472,451,352
Total investments	$305,511,116	$11,480,762	$-	$316,991,878	$472,451,352	$789,443,230

For the years ended December 31, 2025 and 2024, there were no transfers between levels.